Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [   ];   Amendment Number: ____

This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

      Name:  Barclays Bank PLC
   Address:  1 Churchill Place
             Canary Wharf
             London
             England
           Form 13F File Number: 28-827

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

                         Name: Angela Huff
                        Title: Vice President, Compliance
                        Phone: 44 20 3134 6849

Signature, Place, and Date of Signing:

Angela Huff, London, England, February 16, 2010


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
28-826                     Barclays PLC